Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Computation of basic and diluted net loss per share attributable to common shareholders	The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	For the Year Ended	For the Period From June 13, 2025 (Inception) Through
	June 30, 2026	June 30, 2025
Basic and diluted net income (loss) per share:
Numerator
Net income (loss)	$305,542	$(597)
Less: Net income allocated to preferred stockholders	(49,358)	—

Net income (loss) attributable to common stockholders - basic and diluted	$256,184	$(597)

Denominator
Basic weighted-average shares outstanding	79,774,081	—
Dilutive effect of service based restricted stock units	24,457	—

Diluted weighted-average shares outstanding	79,798,538	—

Net Income (Loss) Per Share
Basic	$3.21	$—

Diluted	$3.21	$—

Summary of antidilutive securities excluded from computation of diluted net income (loss) per share
The Company’s potentially dilutive securities, which were excluded from the computation of diluted net income (loss) per share because the exercise prices of the related warrants exceeded the average market price of the Company’s common stock during the period, were as follows:

	For the Year Ended June 30, 2026	For the Period From June 13, 2025 (Inception) Through June 30, 2025
Advisor Warrants	27,394,800	—
Warrants issued to former Sonnet stockholders	1,263,814	—

Total	28,658,614	—